Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	REDWOODS ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Redwoods Acquisition Corp. is filing this Amendment No. 6 (“Amendment”) to its Registration Statement on Form S-4 (File No. 333-273748) (the ‘‘Registration Statement”) as an exhibits-only filing. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 21(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the exhibits filed herewith. The prospectus is unchanged and therefore has been omitted from this filing.
Entity Central Index Key	0001907223
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE